Schedule of balances with related party (Details) (Parenthetical) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Beagledata [Member]
Related Party Transaction [Line Items]
Technology services fees	¥ 1,400	¥ 1,400